Concentration and Risk (Tables)	6 Months Ended
Jun. 30, 2025
Concentration and Risk [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
RMB denominated bank deposits with:
Financial institutions in the PRC	22,355	29,828
HKD denominated bank deposits with:
Financial institutions in Hong Kong	319	525
U.S. dollar denominated bank deposits with:
Financial institutions in Hong Kong	46,128	6,732
Financial institutions in the PRC	20,682	7,280
Total	89,484	44,365